SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
SHARE-BASED COMPENSATION
Summary of assumptions using the binomial option pricing model

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2019	2020	2021
Risk free rate of interest	1.79%-2.53%	0.27%-1.47%	0.84%~1.61%
Volatility	43.4%-55.3%	48.8%-59.5%	113.60%~116%
Dividend yield	—	—	—
Exercise multiples	2.2 / 2.8	2.2 / 2.8	2.2
Life of option (years)	4.0 - 6.0	2.5-6.0	5

Schedule of activity in share options

			Weighted
		Weighted	Average
	Number of	Average	Grant‑date
	Options	Exercise Price	Fair Value
		RMB	RMB
Outstanding as of December 31, 2020	29,273,408	17.24	40.24
Granted	4,925,211	0.76	8.00
Exercised	(6,885,255)	0.07	23.49
Forfeited	(7,264,080)	9.52	5.88
Outstanding as of December 31, 2021	20,049,284	8.82	42.58

Schedule of share options outstanding

	Options Outstanding		Options Exercisable
		Weighted		Weighted
		Average		Average
	Number	Remaining	Number	Remaining
Exercise Price	Outstanding	Contractual Life	Outstanding	Contractual Life
RMB
0.06	442,521	—	442,521	—
6.74	500,000	5.23	—	—
7.78	959,100	0.58	959,100	0.58
14.32	2,891,700	0.95	2,837,900	0.80
24.06	33,000	—	33,000	—
24.11	1,614,600	2.54	825,300	2.16
51.05	3,649,398	2.21	3,390,743	2.16
—	9,958,965	0.80	9,958,965	0.80
	20,049,284		18,447,529

Schedule of share-based compensation expenses recognized with each issuance of share options

	For the year ended
	December 31,
Date of Grant	2020	2021
	RMB	RMB
07/01/2016	10,319	—
08/23/2016	1,571	—
09/06/2016	898	—
08/01/2017	6,623	(2,194)
10/10/2017	2,862	2,667
12/26/2017	4,674	—
01/19/2018	1,533	—
03/27/2018	3,604	3,358
09/01/2018	1,028	958
09/29/2018	4,600	2,291
01/07/2019	839	781
04/21/2019	309	288
06/13/2019	177	165
06/14/2019	75	70
07/01/2019	13,657	7,124
02/16/2020	—	2,575
02/21/2020	110,145	—
02/28/2020	127,716	—
07/01/2020	—	—
05/13/2021	—	34,255
Share-based compensation recognized for share options	290,630	52,338

Summary of share based compensation recognized related to share options granted and ordinary shares issued

	For the year ended	For the year ended	For the year ended
	December 31,	December 31,	December 31,
	2019	2020	2021
	RMB	RMB	RMB
General and administrative expenses	353,151	290,630	52,338